Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Series C Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Unallocated Employee Stock Ownership Plan [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2012	$ 8,964	$ 9,901	$ 9,819	$ (7)	$ (368)	$ 1,128	$ 29,437
Net income			1,135				1,135
Other comprehensive income, net of tax effect						(2,783)	(2,783)
Preferred stock dividends			(94)				(94)
Preferred stock amortization (accretion)	12		(12)
Stock based compensation					156		156
Restricted stock awards		234			(234)
Forfeited restricted stock awards		(45)			45
Tax benefit - vested restricted stock awards		7					7
Common stock issued		39					39
Dividends declared common stock			(501)				(501)
Balance at Dec. 31, 2013	8,976	10,136	10,347	(7)	(401)	(1,655)	27,396
Net income			193				193
Other comprehensive income, net of tax effect						1,406	1,406
Preferred stock dividends			(45)				(45)
Preferred stock amortization (accretion)	6		(6)
Stock based compensation					80		80
Common stock issued		19					19
Dividends declared common stock			(252)				(252)
Balance at Jun. 30, 2014	8,982	10,155	10,237	(7)	(321)	(249)	28,797
Balance at Dec. 31, 2013	8,976	10,136	10,347	(7)	(401)	(1,655)	27,396
Net income			805				805
Other comprehensive income, net of tax effect						1,677	1,677
Preferred stock dividends			(90)				(90)
Preferred stock amortization (accretion)	12		(12)
Stock based compensation					145		145
Restricted stock awards		41			(41)
Forfeited restricted stock awards		(90)			90
Tax benefit - vested restricted stock awards		1					1
Common stock issued		39					39
Dividends declared common stock			(501)				(501)
Balance at Dec. 31, 2014	8,988	10,127	10,549	(7)	(207)	22	29,472
Net income			693				693
Other comprehensive income, net of tax effect						(236)	(236)
Preferred stock dividends			(54)				(54)
Preferred stock amortization (accretion)	6		(6)
Stock based compensation					62		62
Restricted stock awards		177			(177)
Common stock issued		20					20
Dividends declared common stock			(249)				(249)
Balance at Jun. 30, 2015	$ 8,994	$ 10,324	$ 10,933	$ (7)	$ (322)	$ (214)	$ 29,708